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Form N-23C-1
Report for Calendar month Ending November 30, 2003

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Swiss Helvetia Fund, Inc
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                                                                     Approximate asset value
                                        Number of                    or approximate asset
Date of each     Identification of      shares        Price per      coverage per share at        Name of Seller or
transaction      each security          purchased     share          time of purchase             of Sellers Broker
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
                 Swiss Helvetia
                 Fund-(Cusip-
 11/12/03        870875101)             18,400         11.7041              14.14                    NYSE
 11/13/03           same                10,000         11.8275              14.29                    NYSE
 11/14/03           same                13,000         11.9922              14.52                    NYSE
 11/19/03           same                 7,500         11.8296              14.4                     NYSE

Total                                   48,900
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